Expense Example, No Redemption - FidelityStrategicDividendIncomeFund-AMCIZPRO - FidelityStrategicDividendIncomeFund-AMCIZPRO - Fidelity Strategic Dividend & Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Strategic Dividend & Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	851
5 Years	1,055
10 Years	1,641
Fidelity Advisor Strategic Dividend & Income Fund - Class C
Expense Example, No Redemption:
1 Year	170
3 Years	526
5 Years	907
10 Years	1,777
Fidelity Advisor Strategic Dividend & Income Fund - Class M
Expense Example, No Redemption:
1 Year	465
3 Years	709
5 Years	971
10 Years	1,721
Fidelity Advisor Strategic Dividend & Income Fund - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Strategic Dividend & Income Fund - Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701